Intangible Assets - Disclosure of Detailed Information About Intangible Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	$ 123,964	$ 90,754	$ 90,754	$ 6,326
Beginning balance	123,964	90,754
Amortization expense	10,864	8,666	7,144
Ending balance	124,243	123,964	90,754
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	126,020	92,412	98,534
Beginning balance	126,020	92,412	98,534
Purchases	2,840	738	560
Acquisition from business combinations	3,944	18,884
Disposals		(325)
Effect of movements in exchange rate	(3,556)	13,080	(7,831)
Changes in value on the recognition of inflation effects	(552)	1,220	1,121
Effect Venezuela	(139)
Capitalization of borrowing cost		11	28
Ending balance	127,581	126,020	92,412
Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	(2,056)	(1,658)	(1,510)
Beginning balance	(2,056)	(1,658)	(1,510)
Amortization expense	(647)	(462)	(374)
Disposals		249
Effect of movements in exchange rate	230	(185)	226
Effect Venezuela	(120)
Impairment Venezuela	(745)
Ending balance	(3,338)	(2,056)	(1,658)
Rights to produce and Distribute Coca-Cola trademark [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	85,338	66,392	66,392
Beginning balance	85,338	66,392
Ending balance	91,902	85,338	66,392
Rights to produce and Distribute Coca-Cola trademark [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	85,338	66,392	70,263
Beginning balance	85,338	66,392	70,263
Purchases	1,288
Acquisition from business combinations	3,874	9,602
Fair value adjustments of intangible assets and goodwill	5,192
Effect of movements in exchange rate	(2,318)	8,124	(4,992)
Changes in value on the recognition of inflation effects	(727)	1,220	1,121
Ending balance	92,647	85,338	66,392
Rights to produce and Distribute Coca-Cola trademark [member] | Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	(745)
Impairment Venezuela	(745)
Ending balance	(745)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	33,582	21,037	21,037
Beginning balance	33,582	21,037
Ending balance	26,228	33,582	21,037
Goodwill [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	33,582	21,037	23,593
Beginning balance	33,582	21,037	23,593
Acquisition from business combinations		7,856
Fair value adjustments of intangible assets and goodwill	(6,168)
Effect of movements in exchange rate	(1,186)	4,689	(2,556)
Ending balance	26,228	33,582	21,037
Other indefinite lived intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	1,248	120	120
Beginning balance	1,248	120
Ending balance	1,356	1,248	120
Other indefinite lived intangible assets [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	1,248	120	139
Beginning balance	1,248	120	139
Purchases	7
Acquisition from business combinations		1,067
Effect of movements in exchange rate	101	61	(19)
Ending balance	1,356	1,248	120
Technology costs and management systems [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	2,815	2,412	2,412
Beginning balance	2,815	2,412
Ending balance	2,767	2,815	2,412
Technology costs and management systems [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	4,579	3,850	2,882
Beginning balance	4,579	3,850	2,882
Purchases	179	127	73
Acquisition from business combinations	6	247
Transfer of completed development systems	412	304	1,085
Disposals		(323)
Effect of movements in exchange rate	(86)	363	(218)
Capitalization of borrowing cost		11	28
Ending balance	5,090	4,579	3,850
Technology costs and management systems [member] | Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	(1,764)	(1,438)	(1,273)
Beginning balance	(1,764)	(1,438)	(1,273)
Amortization expense	(605)	(427)	(339)
Disposals		249
Effect of movements in exchange rate	46	(148)	174
Ending balance	(2,323)	(1,764)	(1,438)
Development systems [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	798	683	683
Beginning balance	798	683
Ending balance	1,291	798	683
Development systems [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	798	683	1,312
Beginning balance	798	683	1,312
Purchases	920	609	458
Acquisition from business combinations		3
Transfer of completed development systems	(412)	(304)	(1,085)
Effect of movements in exchange rate	(15)	(193)	(2)
Ending balance	1,291	798	683
Other amortizables [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	183	110	110
Beginning balance	183	110
Ending balance	699	183	110
Other amortizables [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	475	330	345
Beginning balance	475	330	345
Purchases	446	2	29
Acquisition from business combinations	64	109
Disposals		(2)
Effect of movements in exchange rate	(52)	36	(44)
Changes in value on the recognition of inflation effects	175
Effect Venezuela	(139)
Ending balance	969	475	330
Other amortizables [member] | Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	(292)	(220)	(237)
Beginning balance	(292)	(220)	(237)
Amortization expense	(42)	(35)	(35)
Effect of movements in exchange rate	184	(37)	52
Effect Venezuela	(120)
Ending balance	$ (270)	$ (292)	$ (220)